Shareholders' Equity (Detail) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended
	Aug. 31, 2020	Jun. 25, 2020	Jun. 30, 2020	Sep. 30, 2020	Mar. 31, 2020	Oct. 10, 2020	Sep. 30, 2019
Shareholders' Equity (Details) [Line Items]
Ownership percentage						20.00%
Common stock conversion basis			20.00%	20.00%
Stock split, description		On June 25, 2020, the Sponsor effectuated a recapitalization of the Company, which included a 1.3125-for-1 stock split.
Preferred stock, shares authorized			1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Warrant For Redemption Description			The Company may redeem the Public Warrants (except with respect to the warrants included in the Private Placement Units)in whole and not in part;at a price of $0.01 per warrant;at any time during the exercise period;upon a minimum of 30 days' prior written notice of redemption; and if, and only if, the last reported sale price of the Company's common stock equals or exceeds $18.00 per share for any 20-trading dayswithin a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. If, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.	The Company may redeem the Public Warrants (except with respect to the warrants included in the Private Placement Units)in whole and not in part; at a price of $0.01 per warrant; at any time during the exercise period; upon a minimum of 30 days' prior written notice of redemption; if, and only if, the last reported sale price of the Company's common stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.
Common Stock Class A
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common shares issued			0	1,566,463	0
Common stock, share outstanding			0	1,566,463	0
Shares returned by the sponsor				1,100,000
Common shares subject to possible redemption				$ 49,533,537
Class B Common Stock
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized			20,000,000	20,000,000	20,000,000
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common shares issued			14,375,000	14,375,000	14,375,000
Common stock, share outstanding			14,375,000	14,375,000	14,375,000
Common Stock, Voting Rights			One vote for each share
Common shares subject to forfeiture			1,875,000	1,875,000	1,875,000
Ownership percentage			20.00%	20.00%
Common stock forfeited				1,875,000
Founder Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share)							$ 0.0001
Common shares subject to forfeiture	1,875,000
Shares returned by the sponsor	718,750
Shares outstanding	14,375,000
Founder Shares [Member] | Subsequent Event [Member]
Shareholders' Equity (Details) [Line Items]
Common shares subject to forfeiture	1,875,000
Shares returned by the sponsor	718,750
Shares outstanding	14,375,000